American Century Investments®
Quarterly Portfolio Holdings
AvantisTM U.S. Small Cap Value ETF (AVUV)
November 30, 2019

Avantis U.S. Small Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.8%
AAR Corp.	4,598	205,484
Aerojet Rocketdyne Holdings, Inc.(1)	4,394	194,215
Parsons Corp.(1)	494	19,775
		419,474
Air Freight and Logistics — 0.8%
Atlas Air Worldwide Holdings, Inc.(1)	1,793	46,779
Forward Air Corp.	2,915	204,138
Hub Group, Inc., Class A(1)	3,782	193,147
		444,064
Airlines — 2.3%
Allegiant Travel Co.	1,698	288,202
Hawaiian Holdings, Inc.	6,485	196,431
Mesa Air Group, Inc.(1)	2,813	20,450
SkyWest, Inc.	7,115	445,684
Spirit Airlines, Inc.(1)	7,275	284,234
		1,235,001
Auto Components — 3.5%
American Axle & Manufacturing Holdings, Inc.(1)	13,572	133,820
Cooper Tire & Rubber Co.	5,618	161,911
Cooper-Standard Holding, Inc.(1)	1,562	44,408
Dana, Inc.	12,962	219,706
Delphi Technologies plc(1)	7,556	94,148
Gentherm, Inc.(1)	3,884	162,545
Goodyear Tire & Rubber Co. (The)	16,248	259,805
LCI Industries	2,926	311,502
Modine Manufacturing Co.(1)	5,917	43,904
Stoneridge, Inc.(1)	3,221	97,081
Tenneco, Inc., Class A	3,833	47,491
Visteon Corp.(1)	3,017	282,180
		1,858,501
Banks — 16.0%
1st Source Corp.	824	42,362
ACNB Corp.	747	26,309
Amalgamated Bank, Class A	1,589	30,382
Amerant Bancorp, Inc.(1)	2,405	53,006
Arrow Financial Corp.	1,538	55,153
Associated Banc-Corp.	18,069	387,399
Banc of California, Inc.	4,802	73,759
BancFirst Corp.	2,048	121,016
Bancorp, Inc. (The)(1)	7,505	83,230
Bank of Commerce Holdings	1,844	21,114
Bank of Hawaii Corp.	4,406	397,025
Bank OZK	14,118	419,022

BankFinancial Corp.	1,232	16,817
BankUnited, Inc.	11,308	396,458
Bankwell Financial Group, Inc.	620	18,154
Banner Corp.	3,749	204,808
BCB Bancorp, Inc.	1,589	21,515
Boston Private Financial Holdings, Inc.	10,004	117,447
Bridge Bancorp, Inc.	1,946	63,595
Byline Bancorp, Inc.(1)	2,507	46,104
Cathay General Bancorp.	8,859	326,188
CB Financial Services, Inc.(2)	467	13,903
Central Pacific Financial Corp.	3,272	95,084
Central Valley Community Bancorp	1,232	25,995
City Holding Co.	1,691	134,401
CNB Financial Corp.	1,640	51,922
Codorus Valley Bancorp, Inc.	977	21,004
Community Bankers Trust Corp.	2,303	20,013
County Bancorp, Inc.	518	12,504
Customers Bancorp, Inc.(1)	2,915	68,153
Dime Community Bancshares, Inc.	3,425	69,048
Eagle Bancorp, Inc.	3,068	136,280
Farmers National Banc Corp.	2,711	41,587
Financial Institutions, Inc.	1,640	53,431
First Bancorp, Inc.	494	14,069
First Business Financial Services, Inc.	875	21,857
First Choice Bancorp	1,079	24,558
First Foundation, Inc.	4,241	69,510
First Internet Bancorp	926	21,020
First Mid Bancshares, Inc.	1,334	46,663
First of Long Island Corp. (The)	2,507	60,745
First United Corp.	722	17,249
Franklin Financial Services Corp.	416	15,592
Great Southern Bancorp, Inc.	1,436	87,639
Hanmi Financial Corp.	3,833	75,242
Hawthorn Bancshares, Inc.	569	13,844
Heritage Commerce Corp.	4,802	60,025
Hilltop Holdings, Inc.	8,984	221,276
Hope Bancorp, Inc.	12,707	184,379
Independent Bank Corp. (Michigan)	2,405	53,752
International Bancshares Corp.	6,765	286,971
Lakeland Bancorp, Inc.	5,516	92,007
Lakeland Financial Corp.	2,711	127,742
Macatawa Bank Corp.	2,966	31,766
Mackinac Financial Corp.	926	14,575
Mercantile Bank Corp.	1,742	61,405
Metropolitan Bank Holding Corp.(1)	518	23,357
Midland States Bancorp, Inc.	2,507	70,396
MidWestOne Financial Group, Inc.	1,436	48,824
MVB Financial Corp.	1,699	36,189
Northeast Bank	1,028	22,205

Northrim BanCorp, Inc.	671	25,142
OFG Bancorp	6,281	134,727
Old Second Bancorp, Inc.	3,323	41,039
Orrstown Financial Services, Inc.	1,079	23,652
Parke Bancorp, Inc.	1,028	24,600
PCB Bancorp.	1,385	23,711
Peapack Gladstone Financial Corp.	1,844	55,136
People's Utah Bancorp	1,793	52,624
Preferred Bank	1,742	96,071
Premier Financial Bancorp, Inc.	1,232	22,361
QCR Holdings, Inc.	1,589	66,420
RBB Bancorp	1,640	32,833
Republic Bancorp, Inc., Class A	1,283	59,275
Sandy Spring Bancorp, Inc.	3,731	131,928
SB One Bancorp	824	19,479
ServisFirst Bancshares, Inc.	5,210	189,436
Sierra Bancorp	1,487	39,852
SmartFinancial, Inc.	1,232	28,090
Southern First Bancshares, Inc.(1)	773	33,108
Southern National Bancorp of Virginia, Inc.	2,405	38,312
Stock Yards Bancorp, Inc.	2,201	91,099
Summit Financial Group, Inc.	1,181	31,828
Texas Capital Bancshares, Inc.(1)	6,095	352,291
TriState Capital Holdings, Inc.(1)	2,609	63,216
Two River Bancorp	824	17,469
United Community Banks, Inc.	9,119	282,689
United Security Bancshares	1,640	17,122
Valley National Bancorp	36,017	417,077
Washington Trust Bancorp, Inc.	1,589	82,930
WesBanco, Inc.	6,631	241,914
West Bancorporation, Inc.	1,589	38,581
Western Alliance Bancorp	5,435	283,490
		8,524,547
Beverages — 0.1%
National Beverage Corp.(1)	926	45,967
New Age Beverages Corp.(1)(2)	8,471	18,297
		64,264
Biotechnology — 0.8%
Arena Pharmaceuticals, Inc.(1)	7,220	342,083
Eagle Pharmaceuticals, Inc.(1)	1,431	83,685
		425,768
Building Products — 1.8%
Apogee Enterprises, Inc.	2,864	109,519
Armstrong Flooring, Inc.(1)	1,538	6,168
Continental Building Products, Inc.(1)	3,833	141,016
Masonite International Corp.(1)	2,864	205,635
Quanex Building Products Corp.	3,578	69,628
Universal Forest Products, Inc.	8,112	402,355
		934,321

Capital Markets — 1.8%
B. Riley Financial, Inc.	1,997	58,332
Diamond Hill Investment Group, Inc.	314	42,877
Evercore, Inc., Class A	3,643	281,895
GAIN Capital Holdings, Inc.(2)	1,793	7,441
INTL FCStone, Inc.(1)	1,793	71,720
Moelis & Co., Class A	4,649	153,231
Oppenheimer Holdings, Inc., Class A	875	24,946
Piper Jaffray Cos.	1,487	120,269
Virtus Investment Partners, Inc.	671	79,044
Waddell & Reed Financial, Inc., Class A	9,035	145,915
		985,670
Chemicals — 2.8%
AdvanSix, Inc.(1)	3,525	71,311
AgroFresh Solutions, Inc.(1)	2,762	6,546
Cabot Corp.	6,253	293,828
Chemours Co. (The)	10,598	167,342
Ferro Corp.(1)	4,700	67,774
Flotek Industries, Inc.(1)	4,445	7,868
Hawkins, Inc.	1,130	46,692
Innophos Holdings, Inc.	2,099	66,958
Intrepid Potash, Inc.(1)	11,380	25,946
Kronos Worldwide, Inc.	1,895	26,094
Livent Corp.(1)	10,412	81,214
LSB Industries, Inc.(1)	2,908	11,516
Rayonier Advanced Materials, Inc.	8,827	34,602
Stepan Co.	2,201	213,277
Tredegar Corp.	3,884	83,622
Trinseo SA	6,047	229,725
Tronox Holdings plc, Class A	6,332	73,325
		1,507,640
Commercial Services and Supplies — 0.9%
Civeo Corp.(1)	9,953	9,015
Ennis, Inc.	2,711	55,955
Kimball International, Inc., Class B	4,598	98,305
McGrath RentCorp	3,119	228,748
Quad/Graphics, Inc.	4,241	19,042
Team, Inc.(1)	3,272	52,908
		463,973
Communications Equipment — 0.4%
EchoStar Corp., Class A(1)	2,609	109,761
NETGEAR, Inc.(1)	3,329	83,591
		193,352
Construction and Engineering — 1.3%
Aegion Corp.(1)	3,476	75,290
Great Lakes Dredge & Dock Corp.(1)	8,066	86,145
MYR Group, Inc.(1)	1,691	58,103
Primoris Services Corp.	5,363	118,093
Valmont Industries, Inc.	2,398	343,250
		680,881

Construction Materials — 0.4%
Eagle Materials, Inc.	2,303	211,945
Consumer Finance — 1.4%
Elevate Credit, Inc.(1)	3,782	15,695
Green Dot Corp., Class A(1)	2,966	70,472
Navient Corp.	31,214	447,921
Nelnet, Inc., Class A	2,558	161,154
Regional Management Corp.(1)	1,028	33,410
		728,652
Diversified Consumer Services — 0.3%
Career Education Corp.(1)	9,290	154,957
Collectors Universe, Inc.	926	24,326
		179,283
Diversified Financial Services — 0.5%
FGL Holdings	25,387	231,783
Marlin Business Services Corp.	926	19,854
		251,637
Electrical Equipment — 0.7%
Encore Wire Corp.	2,252	131,382
LSI Industries, Inc.	3,068	16,659
Sunrun, Inc.(1)	12,503	173,541
TPI Composites, Inc.(1)	2,354	42,490
		364,072
Electronic Equipment, Instruments and Components — 5.4%
Arlo Technologies, Inc.(1)	6,128	21,203
Avnet, Inc.	6,153	250,119
Benchmark Electronics, Inc.	5,108	176,073
Coherent, Inc.(1)	2,718	410,038
Jabil, Inc.	7,941	308,428
KEMET Corp.	6,893	184,181
Methode Electronics, Inc.	3,986	148,319
Sanmina Corp.(1)	9,322	296,533
Tech Data Corp.(1)	3,884	562,752
TTM Technologies, Inc.(1)	12,350	165,614
Vishay Intertechnology, Inc.	15,219	302,706
Vishay Precision Group, Inc.(1)	1,130	38,883
		2,864,849
Energy Equipment and Services — 2.2%
Archrock, Inc.	18,725	157,477
Covia Holdings Corp.(1)(2)	2,558	3,811
DMC Global, Inc.	1,385	63,835
Exterran Corp.(1)	4,238	22,800
Helix Energy Solutions Group, Inc.(1)	14,084	116,897
Independence Contract Drilling, Inc.(1)	3,731	2,948
Liberty Oilfield Services, Inc., Class A	3,527	31,179
Matrix Service Co.(1)	2,915	61,040
Nabors Industries Ltd.	38,268	78,832
Newpark Resources, Inc.(1)	10,155	59,508
NexTier Oilfield Solutions, Inc.(1)	20,921	100,212
Oceaneering International, Inc.(1)	9,494	127,315

Parker Drilling Co.(1)	1,232	23,531
Patterson-UTI Energy, Inc.	18,831	168,349
ProPetro Holding Corp.(1)	5,924	51,065
RPC, Inc.(2)	4,241	16,370
Select Energy Services, Inc., Class A(1)	6,275	48,192
Smart Sand, Inc.(1)	1,997	4,633
Solaris Oilfield Infrastructure, Inc., Class A	3,425	36,750
TETRA Technologies, Inc.(1)	17,650	21,710
US Silica Holdings, Inc.	121	597
		1,197,051
Entertainment — 0.4%
Eros International plc(1)(2)	7,425	19,825
IMAX Corp.(1)	5,669	121,883
Marcus Corp. (The)	2,558	80,475
		222,183
Food and Staples Retailing — 0.8%
Ingles Markets, Inc., Class A	2,405	106,878
Natural Grocers by Vitamin Cottage, Inc.	1,334	12,473
PriceSmart, Inc.	2,150	160,691
SpartanNash Co.	4,595	65,065
Village Super Market, Inc., Class A	1,130	31,957
Weis Markets, Inc.	1,742	69,384
		446,448
Food Products — 0.4%
B&G Foods, Inc.(2)	1,890	31,298
Farmer Brothers Co.(1)	1,589	24,105
John B Sanfilippo & Son, Inc.	1,079	105,462
Seneca Foods Corp., Class A(1)	620	24,242
		185,107
Health Care Equipment and Supplies†
FONAR Corp.(1)	620	12,319
Health Care Providers and Services — 0.5%
Brookdale Senior Living, Inc.(1)	24,845	177,393
InfuSystem Holdings, Inc.(1)	1,640	13,711
Owens & Minor, Inc.	9,799	64,869
		255,973
Hotels, Restaurants and Leisure — 4.2%
BBX Capital Corp.	5,363	24,563
BJ's Restaurants, Inc.	2,194	90,283
Bluegreen Vacations Corp.	620	6,119
Carrols Restaurant Group, Inc.(1)	2,354	18,644
Cheesecake Factory, Inc. (The)(2)	4,496	196,071
Chuy's Holdings, Inc.(1)	1,844	53,144
Cracker Barrel Old Country Store, Inc.	1,334	205,089
Extended Stay America, Inc.	23,082	340,690
Golden Entertainment, Inc.(1)	2,048	37,110
Habit Restaurants, Inc. (The), Class A(1)	2,150	22,876
Hilton Grand Vacations, Inc.(1)	9,167	317,453
J Alexander's Holdings, Inc.(1)	1,589	16,478
Lindblad Expeditions Holdings, Inc.(1)	3,476	53,878

ONE Group Hospitality, Inc. (The)(1)	2,201	7,153
Penn National Gaming, Inc.(1)	12,406	285,710
Playa Hotels & Resorts NV(1)	8,678	68,383
Potbelly Corp.(1)	1,589	8,040
RCI Hospitality Holdings, Inc.	875	16,100
Red Robin Gourmet Burgers, Inc.(1)	1,895	51,677
Texas Roadhouse, Inc.	6,812	394,415
Twin River Worldwide Holdings, Inc.	2,048	49,766
		2,263,642
Household Durables — 2.3%
Beazer Homes USA, Inc.(1)	4,139	63,410
Ethan Allen Interiors, Inc.	2,813	50,296
Hamilton Beach Brands Holding Co., Class A	620	12,189
La-Z-Boy, Inc.	5,159	163,024
Legacy Housing Corp.(1)	620	9,932
Meritage Homes Corp.(1)	5,938	395,115
Sonos, Inc.(1)	8,219	113,833
TRI Pointe Group, Inc.(1)	15,380	239,620
Turtle Beach Corp.(1)(2)	1,232	10,275
Universal Electronics, Inc.(1)	1,793	99,691
VOXX International Corp.(1)	1,895	8,736
William Lyon Homes, Class A(1)	4,037	84,293
		1,250,414
Independent Power and Renewable Electricity Producers — 0.5%
Ormat Technologies, Inc.	2,507	192,663
TerraForm Power, Inc., Class A	6,358	98,613
		291,276
Insurance — 3.7%
American Equity Investment Life Holding Co.	10,105	300,321
AMERISAFE, Inc.	2,201	148,788
CNO Financial Group, Inc.	18,594	336,923
Crawford & Co., Class A	1,691	18,533
Employers Holdings, Inc.	3,782	162,513
Genworth Financial, Inc., Class A(1)	55,853	221,178
HCI Group, Inc.	620	28,706
Horace Mann Educators Corp.	6,049	262,587
National General Holdings Corp.	8,270	176,068
Safety Insurance Group, Inc.	1,640	160,146
Universal Insurance Holdings, Inc.	3,833	111,540
Watford Holdings Ltd.(1)	2,201	59,537
		1,986,840
Internet and Direct Marketing Retail — 0.3%
PetMed Express, Inc.(2)	1,844	42,099
Stamps.com, Inc.(1)	1,334	116,391
		158,490
IT Services — 0.6%
Net 1 UEPS Technologies, Inc.(1)	4,700	16,450
NIC, Inc.	7,658	173,760
Sykes Enterprises, Inc.(1)	4,241	149,029
		339,239

Leisure Products — 0.3%
Malibu Boats, Inc., Class A(1)	2,149	84,971
Vista Outdoor, Inc.(1)	6,125	50,715
		135,686
Machinery — 4.2%
Albany International Corp., Class A	3,336	279,156
Astec Industries, Inc.	3,166	118,598
Commercial Vehicle Group, Inc.(1)	3,986	28,460
EnPro Industries, Inc.	2,303	152,896
Kennametal, Inc.	8,200	285,606
Lydall, Inc.(1)	1,895	35,285
Manitex International, Inc.(1)	1,232	6,591
Miller Industries, Inc.	1,130	41,415
Mueller Industries, Inc., Class A	5,822	182,753
Mueller Water Products, Inc., Class A	17,042	192,234
Park-Ohio Holdings Corp.	926	29,289
REV Group, Inc.	2,915	37,895
Spartan Motors, Inc.	4,445	78,899
SPX FLOW, Inc.(1)	1,144	54,226
Terex Corp.	6,179	173,445
Timken Co. (The)	7,680	403,891
Trinity Industries, Inc.	1,480	31,139
Wabash National Corp.	5,720	90,090
		2,221,868
Marine — 0.6%
Costamare, Inc.	6,689	55,050
Eagle Bulk Shipping, Inc.(1)	4,496	21,446
Genco Shipping & Trading Ltd.	1,436	15,078
Matson, Inc.	4,649	175,453
Pangaea Logistics Solutions Ltd.	1,895	5,761
Safe Bulkers, Inc.(1)(2)	7,250	12,688
Scorpio Bulkers, Inc.	7,301	44,682
		330,158
Media — 0.3%
Cumulus Media, Inc., Class A(1)	1,640	28,437
Entercom Communications Corp., Class A	16,122	76,257
Entravision Communications Corp., Class A	6,230	17,693
Gannett Co., Inc.(2)	6,330	40,259
Townsquare Media, Inc., Class A	977	8,041
		170,687
Metals and Mining — 3.1%
AK Steel Holding Corp.(1)	34,484	95,176
Alcoa Corp.(1)	727	14,794
Allegheny Technologies, Inc.(1)	10,359	238,879
Carpenter Technology Corp.	4,974	261,483
Cleveland-Cliffs, Inc.(2)	26,732	213,589
Coeur Mining, Inc.(1)	24,233	158,969
Kaiser Aluminum Corp.	1,742	190,888
Mayville Engineering Co., Inc.(1)	671	6,274
Olympic Steel, Inc.	773	12,955

Schnitzer Steel Industries, Inc., Class A	3,119	67,214
SunCoke Energy, Inc.	11,889	60,872
United States Steel Corp.(2)	14,849	194,819
Warrior Met Coal, Inc.	6,740	138,372
		1,654,284
Multiline Retail — 0.3%
Big Lots, Inc.	3,119	65,187
Dillard's, Inc., Class A(2)	977	70,149
J.C. Penney Co., Inc.(1)(2)	43,355	48,991
		184,327
Oil, Gas and Consumable Fuels — 7.1%
Abraxas Petroleum Corp.(1)	11,891	3,056
Amplify Energy Corp.	3,370	18,535
Antero Resources Corp.(1)	12,129	24,137
Arch Coal, Inc., Class A(2)	1,946	144,218
Berry Petroleum Corp.	8,828	70,359
Bonanza Creek Energy, Inc.(1)	1,854	32,371
Callon Petroleum Co.(1)	17,399	63,506
Carrizo Oil & Gas, Inc.(1)	13,824	88,612
Centennial Resource Development, Inc., Class A(1)	10,816	33,421
Chesapeake Energy Corp.(1)(2)	102,773	61,181
CNX Resources Corp.(1)	12,758	88,158
Comstock Resources, Inc.(1)	1,232	7,823
CONSOL Energy, Inc.(1)	3,017	38,497
Contura Energy, Inc.(1)	2,398	15,995
CVR Energy, Inc.	1,640	71,160
Delek US Holdings, Inc.	8,501	291,669
Denbury Resources, Inc.(1)	70,846	69,889
DHT Holdings, Inc.	3,812	27,980
Dorian LPG Ltd.(1)	3,986	57,199
Earthstone Energy, Inc., Class A(1)	1,436	6,419
EQT Corp.	22,596	197,263
Evolution Petroleum Corp.	3,272	17,047
Extraction Oil & Gas, Inc.(1)(2)	8,406	12,105
GasLog Ltd.	3,323	31,103
Goodrich Petroleum Corp.(1)	1,283	12,599
Gran Tierra Energy, Inc.(1)(2)	43,405	44,273
Gulfport Energy Corp.(1)	18,670	44,248
Hallador Energy Co.	2,966	8,868
HighPoint Resources Corp.(1)	7,811	9,764
Jagged Peak Energy, Inc.(1)	4,853	32,369
Kosmos Energy Ltd.	46,473	277,444
Laredo Petroleum, Inc.(1)	28,721	62,037
Magnolia Oil & Gas Corp., Class A(1)	13,982	151,844
Matador Resources Co.(1)	10,112	142,377
Montage Resources Corp.(1)	1,640	8,102
Murphy Oil Corp.	1,469	33,802
NACCO Industries, Inc., Class A	467	21,996
Northern Oil and Gas, Inc.(1)	38,611	68,727
Oasis Petroleum, Inc.(1)	18,413	43,086

Overseas Shipholding Group, Inc., Class A(1)	5,363	9,385
Panhandle Oil and Gas, Inc., Class A	1,130	13,357
Par Pacific Holdings, Inc.(1)	5,516	137,293
PBF Energy, Inc., Class A	7,793	243,921
PDC Energy, Inc.(1)	4,369	99,307
Peabody Energy Corp.	6,791	65,737
Penn Virginia Corp.(1)	2,198	53,082
QEP Resources, Inc.	17,858	58,396
Range Resources Corp.(2)	15,257	53,247
Ring Energy, Inc.(1)	3,629	6,968
Roan Resources, Inc.(1)	3,680	5,594
SandRidge Energy, Inc.(1)	4,241	13,953
Scorpio Tankers, Inc.	92	3,160
SFL Corp. Ltd.	9,035	127,935
SilverBow Resources, Inc.(1)	569	4,962
SM Energy Co.	8,335	69,264
Southwestern Energy Co.(1)	55,112	100,304
SRC Energy, Inc.(1)	28,602	102,109
Talos Energy, Inc.(1)	2,558	59,346
Teekay Corp.	8,270	39,779
Teekay Tankers Ltd., Class A(1)	2,468	46,647
Unit Corp.(1)	6,124	5,240
VAALCO Energy, Inc.(1)	4,802	8,788
Whiting Petroleum Corp.(1)(2)	12,089	55,368
		3,816,381
Paper and Forest Products — 2.4%
Boise Cascade Co.	4,955	187,893
Domtar Corp.	6,027	224,928
Louisiana-Pacific Corp.	13,873	411,473
Mercer International, Inc.	4,649	58,252
Neenah, Inc.	1,844	134,206
Resolute Forest Products, Inc.	7,907	31,707
Schweitzer-Mauduit International, Inc.	3,272	143,510
Verso Corp., Class A(1)	4,082	75,354
		1,267,323
Personal Products — 0.7%
Lifevantage Corp.(1)	1,181	17,798
Nu Skin Enterprises, Inc., Class A	7,011	268,101
USANA Health Sciences, Inc.(1)	1,181	86,921
		372,820
Pharmaceuticals — 0.8%
Corcept Therapeutics, Inc.(1)	11,432	146,673
Innoviva, Inc.(1)	6,128	82,605
Lannett Co., Inc.(1)(2)	7,453	65,736
SIGA Technologies, Inc.(1)	6,077	29,777
Supernus Pharmaceuticals, Inc.(1)	4,190	97,962
		422,753
Professional Services — 0.6%
Acacia Research Corp.(1)	5,924	17,594
BG Staffing, Inc.	926	20,002

CRA International, Inc.	722	37,017
Heidrick & Struggles International, Inc.	1,334	41,381
Kforce, Inc.	2,405	95,046
TrueBlue, Inc.(1)	4,292	100,046
		311,086
Real Estate Management and Development — 0.6%
Altisource Portfolio Solutions SA(1)(2)	518	9,334
Consolidated-Tomoka Land Co.	518	32,473
FRP Holdings, Inc.(1)	875	43,663
Marcus & Millichap, Inc.(1)	2,507	92,157
RE/MAX Holdings, Inc., Class A	2,096	80,382
RMR Group, Inc. (The), Class A	1,130	53,076
		311,085
Road and Rail — 3.0%
ArcBest Corp.	3,374	97,104
Daseke, Inc.(1)	2,915	8,599
Heartland Express, Inc.	5,261	112,638
Hertz Global Holdings, Inc.(1)	787	12,199
Landstar System, Inc.	2,006	223,488
Marten Transport Ltd.	5,465	115,475
Ryder System, Inc.	7,112	373,309
Saia, Inc.(1)	3,742	355,116
Schneider National, Inc., Class B	3,476	79,079
Universal Logistics Holdings, Inc.	212	4,227
US Xpress Enterprises, Inc., Class A(1)	1,640	7,872
Werner Enterprises, Inc.	5,771	212,142
		1,601,248
Semiconductors and Semiconductor Equipment — 1.5%
Amkor Technology, Inc.(1)	8,525	103,067
Diodes, Inc.(1)	4,649	214,505
Photronics, Inc.(1)	7,454	87,659
SMART Global Holdings, Inc.(1)	1,691	52,083
Synaptics, Inc.(1)	3,629	207,434
Ultra Clean Holdings, Inc.(1)	5,618	124,944
		789,692
Software†
Ideanomics, Inc.(1)(2)	4,751	4,325
Intelligent Systems Corp.(1)	314	13,671
		17,996
Specialty Retail — 6.5%
Abercrombie & Fitch Co., Class A	4,598	73,430
American Eagle Outfitters, Inc.	15,838	237,095
AutoNation, Inc.(1)	5,331	272,361
Barnes & Noble Education, Inc.(1)	2,966	14,949
Bed Bath & Beyond, Inc.(2)	10,412	151,807
Buckle, Inc. (The)	3,527	98,121
Caleres, Inc.	2,813	61,577
Cato Corp. (The), Class A	2,507	47,783
Children's Place, Inc. (The)(2)	1,589	114,821
Citi Trends, Inc.	1,130	23,199

Conn's, Inc.(1)	1,436	31,491
Dick's Sporting Goods, Inc.	7,479	342,613
Express, Inc.(1)	4,190	16,467
GameStop Corp., Class A(2)	4,496	28,505
Genesco, Inc.(1)	1,640	60,910
Guess?, Inc.	3,221	62,004
Hibbett Sports, Inc.(1)	2,252	63,889
Hudson Ltd., Class A(1)	3,935	54,736
Lithia Motors, Inc., Class A	3,075	493,783
Lumber Liquidators Holdings, Inc.(1)(2)	3,068	27,336
Murphy USA, Inc.(1)	3,946	463,773
Office Depot, Inc.	42,440	94,641
Rent-A-Center, Inc.	6,587	171,460
Shoe Carnival, Inc.	875	31,062
Signet Jewelers Ltd.	7,453	136,912
Sonic Automotive, Inc., Class A	3,017	98,807
Sportsman's Warehouse Holdings, Inc.(1)	3,884	28,392
Tilly's, Inc., Class A	2,099	20,696
TravelCenters of America, Inc.(1)	467	4,749
Urban Outfitters, Inc.(1)	5,771	148,084
Vitamin Shoppe, Inc.(1)	2,660	17,237
		3,492,690
Textiles, Apparel and Luxury Goods — 1.3%
Crocs, Inc.(1)	6,230	217,427
Culp, Inc.	1,130	18,216
Deckers Outdoor Corp.(1)	1,436	241,506
Fossil Group, Inc.(1)	6,122	45,854
Oxford Industries, Inc.	1,793	133,435
Vera Bradley, Inc.(1)	2,099	23,173
		679,611
Thrifts and Mortgage Finance — 3.8%
Axos Financial, Inc.(1)	6,383	187,979
Bridgewater Bancshares, Inc.(1)	2,354	30,084
Federal Agricultural Mortgage Corp., Class C	1,232	102,318
Flagstar Bancorp, Inc.	3,527	131,416
FS Bancorp, Inc.	478	28,575
Hingham Institution for Savings	183	35,092
Home Bancorp, Inc.	773	29,822
HomeStreet, Inc.(1)	2,660	84,907
Luther Burbank Corp.	1,487	17,190
Merchants Bancorp	1,589	28,570
NMI Holdings, Inc., Class A(1)	7,386	247,948
OP Bancorp	1,385	13,545
Oritani Financial Corp.	4,037	75,088
PennyMac Financial Services, Inc.	5,873	201,503
Provident Financial Services, Inc.	6,689	162,677
Riverview Bancorp, Inc.	2,354	17,019
Severn Bancorp, Inc.	1,130	10,068
Southern Missouri Bancorp, Inc.	773	28,895
Sterling Bancorp, Inc.	1,895	18,363

Territorial Bancorp, Inc.	773	24,496
TrustCo Bank Corp. NY	11,534	101,269
United Community Financial Corp.	5,159	57,317
Washington Federal, Inc.	9,777	359,891
Waterstone Financial, Inc.	2,354	44,420
		2,038,452
Trading Companies and Distributors — 4.0%
Air Lease Corp.	7,783	361,365
Aircastle Ltd.	7,148	228,665
BMC Stock Holdings, Inc.(1)	9,692	286,980
CAI International, Inc.(1)	1,640	39,524
GATX Corp.	4,764	385,074
H&E Equipment Services, Inc.	3,272	107,976
Herc Holdings, Inc.(1)	3,068	143,460
Kaman Corp.	3,170	201,612
Rush Enterprises, Inc., Class A	275	12,600
Systemax, Inc.	1,487	34,439
Textainer Group Holdings Ltd.(1)	2,048	18,698
Triton International Ltd.	7,380	279,554
Veritiv Corp.(1)	1,385	25,401
		2,125,348
Wireless Telecommunication Services — 0.8%
Shenandoah Telecommunications Co.	3,680	138,184
Telephone & Data Systems, Inc.	10,102	239,519
United States Cellular Corp.(1)	1,385	46,965
		424,668
TOTAL COMMON STOCKS (Cost $52,002,752)		53,315,039
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $81,813)	81,813	81,813
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $617,014)	617,014	617,014
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $52,701,579)		54,013,866
OTHER ASSETS AND LIABILITIES — (1.1)%		(599,171)
TOTAL NET ASSETS — 100.0%		$53,414,695

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $786,232. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $832,197, which includes securities collateral of $215,183.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.